LEASES (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
SCHEDULE OF LEASE COSTS

The components of lease costs are as follows:

	For the Nine months Ended
	September 30, (unaudited)
	2023	2022
Short-term lease costs	$38,318	$686
Finance lease costs	46,305	67,941
Operating lease costs	173,026	99,635
Total lease costs	$257,649	$168,262

SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES

As of September 30, 2023, the future maturity of lease liabilities is as follows:

Year ending December 31,	Finance lease	Operating lease

2023 (nine months)	$68,778	$120,549
2024	44,488	202,050
2025	9,135	138,568
2026	9,135	-
Thereafter	11,419	-
Total lease payments	142,955	461,167
Less: imputed interest	(5,135)	(4,434)
Total lease liabilities	137,820	456,733
Less: current portion	(82,203)	(220,602)

Non-current lease liabilities	$55,617	$236,131

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASE

The following table presents supplemental information related to the Company’s leases:

	For the Nine months Ended
	September 30, (unaudited)
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$154,159	$237,367
Financing cash flows from finance lease	$40,709	$69,288
Weighted average remaining lease term (years)
Finance leases	1.1	1.1
Operating leases	0.85	1.9
Weighted-average discount rate: (per annum)
Finance leases	2.66%	1.71%
Operating leases	0.94	0.94